Expense Example, No Redemption (Vanguard Institutional Target Retirement Income Fund Institutional) - Vanguard Institutional Target Retirement Income Fu - Vanguard Institutional Target Retirement Income Fund - Institutional Shares
	1 YEAR	3 YEAR
USD ($)	10	32